CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital [Member]	Payment Warrants [Member]	Share-Based Reserve [Member]	Share to be Issued [Member]	Deficit [Member]	Total
Beginning balance at Mar. 31, 2021	$ 43,801,952	$ 407,264	$ 3,270,399	$ 472,500	$ (20,489,827)	$ 27,462,288
Beginning balance (shares) at Mar. 31, 2021	86,199,849
Issuance of units	$ 3,589,111	748,887				4,337,998
Issuance of units (shares)	1,735,199
Unit issue costs	$ (44,850)	(18,514)				(63,364)
Unit issue costs (shares)	15,592
Issuance of shares	$ 33,014,082					33,014,082
Issuance of shares (shares)	6,348,864
Share issue costs	$ (1,592,488)					(1,592,488)
Issuance of shares for debt	$ 50,000					50,000
Issuance of shares for debt (shares)	19,157
Stock options exercised	$ 690,534		(283,567)			406,967
Stock options exercised (shares)	673,333
Warrants exercised	$ 5,999,423	(1,133,008)				4,866,415
Warrants exercised (shares)	4,256,064
Warrants issue costs	$ (13,498)					(13,498)
Recognition of stock-based compensation			4,774,709			4,774,709
Share purchase warrants expired		(4,629)			4,629
Net loss and comprehensive loss for the year					(31,694,048)	(31,694,048)
Ending balance at Mar. 31, 2022	$ 85,494,266		7,761,541	472,500	(52,179,246)	41,549,061
Ending balance (shares) at Mar. 31, 2022	99,248,058
Stock options exercised	$ 260,133		(214,133)			46,000
Stock options exercised (shares)	285,924
Stock options expired			(395,204)		395,204
Recognition of stock-based compensation			3,203,407			3,203,407
Net loss and comprehensive loss for the year					(14,414,266)	(14,414,266)
Ending balance at Mar. 31, 2023	$ 85,754,399	$ 0	$ 10,355,611	$ 472,500	$ (66,198,308)	$ 30,384,202
Ending balance (shares) at Mar. 31, 2023	99,533,982